Performance Management - Dreyfus Institutional Preferred Government Plus Money Market Fund	Mar. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Institutional shares from year to year. The table shows the average annual total returns of the fund's Institutional shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter 2023, Q4: 1.36 Worst Quarter 2021, Q3: 0.01 The year-to-date total return of the fund's Institutional shares as of June 30, 2025 was 2.19%.
Performance [Table]
Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Dreyfus Institutional Preferred Government Plus Money Market Fund | Institutional Shares | Average Annual Return, Percent	5.35%	2.54%	1.80%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/24)
Performance Table Closing [Text Block]	For the current yield, call toll free 1-800-373-9387.
Performance Availability Website Address [Text]	www.dreyfus.com
Institutional Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The year-to-date total return of the fund's Institutional shares as of
Bar Chart, Year to Date Return	2.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	1.36%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	0.01%
Lowest Quarterly Return, Date	Sep. 30, 2021